OPERATING LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASES.
2022	$ 712
2023	93
Total undiscounted lease payment	805
Less: Imputed interest	(36)
Present value of lease liabilities	769
Operating Lease, Liability, Current	706	$ 1,409
Operating Lease, Liability, Noncurrent	$ 63	$ 589